Total Interest Bearing Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposit Liabilities [Line Items]
Savings accounts	$ 6,473,215	$ 6,177,074
Deposits Negotiable Order Of Withdrawal N O W Money Market Account And Other Demand Deposits	5,103,398	4,756,615
Total savings, NOW, money market and other interest bearing demand deposits	11,576,613	10,933,689
Certificates of deposit:
Under $100,000	6,473,095	6,238,229
$100,000 and over	4,236,945	4,650,961
Total certificates of deposit	10,710,040	10,889,190
Total interest bearing deposits	$ 22,286,653	$ 21,822,879